UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21193)

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1. Schedule of Investments.

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 159.2%
Economic Development Revenue — 3.6%
Minneapolis Development, Limited Tax Supported Common Bond, Series 2007-2A (AMT), 5.13%, 6/1/22	$500,000	$519,220
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	200,000	208,496

		727,716

Education Revenue — 26.7%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	100,000	84,909
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	350,000	359,457
Higher Education Facilities, Augsburg College, Series 2006-6J1, 5.00%, 5/1/28	200,000	200,618
Higher Education Facilities, Bethel University, Series 2007-6R, 5.50%, 5/1/24	500,000	508,540
Higher Education Facilities, Macalester College, Series 2012-7S, 3.25%, 5/1/36	600,000	477,636
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,028,470
5.25%, 4/1/39, Series 2009-6X	300,000	311,568
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	510,000	446,240
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	110,000	88,358
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	325,000	267,975
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	450,000	461,551
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,135,260
Woodbury City Charter School Lease, Series 2012-A, 5.00%, 12/1/43	100,000	86,161

		5,456,743

General Obligations — 10.2%
Crow Wing County Jail, Series 2004-B (NATL), 5.00%, 2/1/21	550,000	580,613
Fertile City Economic Development Authority, Series 2012-A, 4.00%, 12/1/39	280,000	239,868
Hennepin County, Series 2008-D, 5.00%, 12/1/25	1,000,000	1,112,790
Puerto Rico Commonwealth, Series 2007-A, 5.00%, 7/1/28	215,000	156,767

		2,090,038

Healthcare Revenue — 46.9%
Center City Health Care Facilities, Hazelden Foundation Project, Series 2011, 5.00%, 11/1/41	200,000	201,520
City of Cold Spring, Health Care Facilities, Assumption Home, Series 2013, 5.20%, 3/1/43	375,000	327,337
City of Glencoe Health Care Facilities, Glencoe Regional Health Services Project, Series 2013, 4.00%, 4/1/27	400,000	376,444
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	100,000	86,063
Glencoe City Health Care Facilities, Glencoe Regional Health Services Project, Series 2013, 4.00%, 4/1/31	230,000	205,496
Maple Grove Health Care Facilities, Maple Grove Hospital, Series 2007, 5.00%, 5/1/20	20,000	21,030
Maple Grove Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	210,000	204,017
Minneapolis & St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project, Series 2003, 5.88%, 12/1/29	750,000	752,752
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	450,000	409,878
Minneapolis Health Care Systems, Fairview Health Services,
6.63%, 11/15/28, Series 2008-A	875,000	1,016,470
6.50%, 11/15/38, Series 2008-B (AGC)	535,000	610,809
Minnesota Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	25,000	25,092
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series 2003-C, 6.20%, 12/1/22 ¥	400,000	400,204
New Hope Housing & Health Care Facility, Masonic Home North Ridge, Series 1999, 5.75%, 3/1/15	275,000	275,281
Northern Itasca Hospital District, Health Facilities,
5.00%, 12/1/28, Series 2013-C	160,000	159,346
4.40%, 12/1/33, Series 2013-A	250,000	223,305
5.40%, 12/1/33, Series 2013-C	310,000	308,124
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series 2006-B, 5.70%, 8/1/36	200,000	180,918
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Series 2004, 5.10%, 9/1/25	500,000	502,710
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	715,000	743,300

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR	FAIR VALUE ¶
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	$450,000	$472,392
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	600,000	610,950
St. Paul Housing & Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	501,300
5.30%, 5/15/28	170,000	170,109
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	250,000	209,925
St. Paul Port Authority, HealthEast Midway Campus, Series 2005-A, 5.75%, 5/1/25	600,000	614,466

		9,609,238

Housing Revenue — 41.8%
Minneapolis Housing, Keeler Apartments Project, Series 2007-A, 5.00%, 10/1/37	300,000	262,191
Minneapolis Multifamily Housing, Seward Towers Project, Series 2003 (GNMA), 5.00%, 5/20/36	1,180,000	1,186,974
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	27,891	28,801
Minnesota Housing Finance Agency, Series 2009-E, 5.10%, 1/1/40	785,000	792,175
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	95,000	99,683
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,000,000	1,043,280
Minnesota Housing Finance Agency, Rental Housing, Series 2011-A, 5.45%, 8/1/41	1,700,000	1,754,026
Minnesota Housing Finance Agency, Residential Housing,
4.70%, 7/1/27, Series 2007-D (AMT)	820,000	823,739
5.65%, 7/1/33, Series 2008-B (AMT)	25,000	26,185
4.85%, 7/1/38, Series 2007-I (AMT)	10,000	9,872
3.90%, 7/1/43, Series 2013-C	750,000	681,307
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	300,000	280,203
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	330,000	310,167
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal,
5.63%, 10/1/33, Series 2006 ¥	442,730	418,699
5.15%, 11/1/42, Series 2012-A	100,000	84,881
St. Paul Multifamily Housing, Selby Grotto Housing Project, Series 2003 (AMT) (FHA) (GNMA), 5.50%, 9/20/44	655,000	655,170
Wayzata Senior Housing, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	110,000	110,102

		8,567,455

Industry Development Revenue — 2.7%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	700,000	549,143

Leasing Revenue — 13.4%
Andover Economic Development Authority, Public Facility, Community Center, Series 2004 (Crossover Refunded 2/1/14 @ 100), z
5.13%, 2/1/24	295,000	297,490
5.13%, 2/1/24	205,000	206,730
City of Ramsey Lease, Pact Charter School Project, Series 2013-A, 5.50%, 12/1/33	180,000	180,000
Duluth Capital Appreciation Independent School District Number 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 4.74%, 2/1/28 ¹	600,000	311,004
Minneapolis, Chartered School Lease, Yinghua Academy Project, Series 2013-A, 6.00%, 7/1/43	400,000	378,848
St. Paul Housing & Redevelopment Authority Lease, High Ground Academy Project, Series 2013-A, 5.00%, 12/1/33	200,000	179,240
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	100,000	101,704
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	800,000	679,224
Washington County Housing & Redevelopment Authority, Lower St. Croix Valley Fire Protection, Series 2003, 5.13%, 2/1/24	400,000	400,320

		2,734,560

Miscellaneous Revenue — 1.7%
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	340,000	358,129

Recreation Authority Revenue — 1.6%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	330,000	330,063

Tax Revenue — 4.2%
City of Minneapolis Development, Limited Tax Supported Common Bond Fund, Series 2013-1, 4.75%, 6/1/39	600,000	594,738

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	$150,000	$138,816
St. Paul Housing & Redevelopment Authority Tax Increment, Upper Landing Project, Series 2012, 5.00%, 3/1/29	130,000	123,852

		857,406

Utility Revenue — 6.4%
Chaska Electric,
5.00%, 10/1/30, Series 2005-A	500,000	520,225
6.10%, 10/1/30, Series 2000-A	10,000	10,034
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC)
5.00%, 1/1/18	300,000	344,964
5.00%, 1/1/20	250,000	277,743
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL), ¹
3.79%, 1/1/24	115,000	79,130
4.10%, 1/1/26	100,000	61,588
4.26%, 1/1/27	40,000	23,156

		1,316,840

Total Municipal Long-Term Investments (Cost: $32,779,806)		32,597,331

Short-Term Investment — 2.2%
Federated Minnesota Municipal Cash Trust, Institutional Shares, 0.01% W (Cost: $456,180)	456,180	456,180

Total Investments ▲ — 161.4% (Cost: $33,235,986)		33,053,511

Preferred Shares at Liquidation Value — (63.5)%		(13,000,000)

Other Assets and Liabilities, Net — 2.1%		421,323

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$20,474,834

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of November 30, 2013, the fund held no internally fair valued securities.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2013, the fair value of these investments was $1,597,949 or 7.8% of total net assets applicable to outstanding common shares.
z	Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.
¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2013.
W	The rate shown is the annualized seven-day effective yield as of November 30, 2013.
▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $33,235,986. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$981,793
Gross unrealized depreciation	(1,164,268)

Net unrealized depreciation	$(182,475)

AGC—Assured Guaranty Corporation

AMT—Alternative Minimum Tax. As of November 30, 2013, the aggregate fair value of securities subject to the AMT was $2,612,130, which represents 12.8% of total net assets applicable to common shares.

FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Fund II (MXN)

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$32,597,331	$—	$32,597,331
Short-Term Investment	456,180	—	—	456,180

Total Investments	$456,180	$32,597,331	$—	$33,053,511

During the period ended November 30, 2013, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME FUND II	2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 29, 2014